Income taxes - Unrecognised deferred tax assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Unrecognised deferred tax assets [line items]
Deductible temporary differences, basis	$ 2,550	$ 2,439
Tax losses carried forward, basis	18,259	14,802
Total, unrecognised deferred tax assets, basis	20,809	17,241
Deductible temporary differences, unrecognised deferred tax asset	1,138	1,123
Tax losses carried forward, unrecognised deferred tax asset	4,366	3,940
Total unrecognised deferred tax assets	$ 5,504	5,062
Percentage of unrecognised tax losses that can be carried forward indefinitely	11.00%
Remaining unrecognised tax losses expiry date	The majority of the remaining part of the unrecognised tax losses expire after 2030.
United States [member]
Unrecognised deferred tax assets [line items]
Total unrecognised deferred tax assets	$ 3,788	3,480
Angola [member]
Unrecognised deferred tax assets [line items]
Total unrecognised deferred tax assets	833	884
Ireland [member]
Unrecognised deferred tax assets [line items]
Total unrecognised deferred tax assets	$ 191	$ 109